FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Jun. 29, 2016
Fair Value Disclosures [Abstract]
Assets Measured At Fair Value On Non-Recurring Basis
The following table presents fair values for those assets measured at fair value on a non-recurring basis at June 29, 2016 and June 24, 2015 (in thousands):

	Fair Value Measurements Using
	(Level 1)	(Level 2)	(Level 3)	Total
Long-lived assets held for use:
At June 29, 2016	$0	$0	$208	$208
At June 24, 2015	$0	$0	$0	$0
Liquor licenses:
At June 29, 2016	$0	$857	$0	$857
At June 24, 2015	$0	$550	$0	$550
Reacquired franchise rights:
At June 29, 2016	$0	$0	$0	$0
At June 24, 2015	$0	$0	$0	$0
Other long-lived assets:
At June 29, 2016	$0	$750	$107	$857
At June 24, 2015	$0	$0	$0	$0

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
The carrying amounts and fair values of the 2.60% notes and 3.88% notes are as follows (in thousands):

	June 29, 2016		June 24, 2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
2.60% Notes	$249,934	$252,445	$249,899	$250,583
3.88% Notes	$299,796	$302,655	$299,766	$290,706